Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Summary of Bonds Payable

	December 31
	2024	2025
	NT$	NT$	US$ (Note 4)

Unsecured domestic bonds
Repayable at maturity in April 2026 and interest due annually with annual interest rate at 1.03%	$3,500,000	$3,500,000	$111,572
Repaid at maturity in April 2025 and interest due annually with annual interest rate at 0.90%	10,000,000	-	-
Repaid at maturity in August 2025 and interest due annually with annual interest rate at 0.85%	5,000,000	-	-
Repayable at maturity in August 2027 and interest due annually with annual interest rate at 0.95%	2,000,000	2,000,000	63,755
Unsecured overseas convertible bonds
RMB2,678,687 thousand and RMB2,043,469 thousand as of December 31, 2024 and 2025, respectively, at maturity in March 2027 and interest due annually with annual interest rate at 0.10%, 0.20%, 0.60%, 1.30%, 1.80% and 2.00% for the first, second, third, fourth, fifth and sixth year, respectively.	12,217,010	9,137,581	291,284

	32,717,010	14,637,581	466,611
Add: premiums on bonds payable	259,154	330,049	10,521

	32,976,164	14,967,630	477,132
Less: current portion of bonds payable	14,997,976	3,499,748	111,564

	$17,978,188	$11,467,882	$365,568